INVENTORY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventory Write-down	$ 290	$ 415
Provision For Slow Moving and Obsolete Inventory	$ 145	$ 291